BASIC AND DILUTED NET LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Summary of computation of the net loss per share
	Three Months Ended March 31,
	2026	2025
Numerator:

Net Loss	$(26,199)	$(12,642)

Denominator:

	215,511,076	185,534,529